Interim Balance Sheets (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, at par value	$ 0.001	$ 0.001
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	19,842,565	18,057,565	16,757,565
Common stock, shares outstanding	19,842,565	18,057,565	16,757,565
Series A Preferred Stock [Member]
Preferred stock, shares authorized	100,000	100,000
Preferred stock, at par value	$ 0.001	$ 0.001
Preferred stock, dividend rate percentage	3.00%	3.00%
Preferred stock, stated value	$ 100	$ 100
Preferred stock, shares issued	92,999	92,999
Preferred stock, shares outstanding	92,999	92,999
Series B Preferred Stock [Member]
Preferred stock, shares authorized	10,000	10,000
Preferred stock, at par value	$ 0.001	$ 0.001
Preferred stock, shares issued	10,000	10,000
Preferred stock, shares outstanding	10,000	10,000
Series C Preferred Stock [Member]
Preferred stock, shares authorized	10,000	10,000
Preferred stock, at par value	$ 0.001	$ 0.001
Preferred stock, dividend rate percentage	2.00%	2.00%
Preferred stock, stated value	$ 100	$ 100
Preferred stock, shares issued